NET INTEREST INCOME (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET INTEREST INCOME (Details) [Line Items]
Interest income		£ 16,006	£ 16,620	£ 17,615
Borrowings, interest rate		2.43%	2.70%	2.76%
Interest expense	[1]	£ 5,094	£ 7,346	£ 6,297
Interest income on impaired financial assets accrued		179	205	248
Reserve of cash flow hedges [member]
NET INTEREST INCOME (Details) [Line Items]
Interest income		651	557	£ 956
Negative interest rates [Member]
NET INTEREST INCOME (Details) [Line Items]
Interest income		12
Interest expense		£ 50	£ 51

[1]	Includes 50 million (2016: 51 million; 2015: nil) of interest expense on assets with negative interest rates.